Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
Strive FAANG 2.0 ETF (FTWO)
(the “Fund”)
a series of EA Series Trust
Listed on New York Stock Exchange
June 17, 2024
Supplement to the Summary Prospectus,
Prospectus, and Statement of Additional Information,
each dated November 30, 2023 (each as previously supplemented)

IMPORTANT NOTICE REGARDING CHANGE IN INVESTMENT POLICY AND NAME
I.Fund Name Change – Important Notice Regarding Change in the Fund’s Name
Effective August 16, 2024, the name of the Fund will change as follows:

Current Fund Name	New Fund Name (effective August 16, 2024)
Strive FAANG 2.0 ETF	Strive Natural Resources and Security ETF

Strive Natural Resources and Security ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Strive Natural Resources and Security ETF
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies ChangesOn August 16, 2024, the Fund’s current principal investment strategies, as described under the heading “Fund Summary—Principal Investment Strategies” in the Fund’s Prospectus and Summary Prospectus, will be replaced in its entirety with the description below.PRINCIPAL INVESTMENT STRATEGIESThe Fund’s Investment Strategy
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund seeks to track the investment results of the Bloomberg FAANG 2.0 Select Index (the “Index”), which measures the performance of companies that are engaged in national security and natural resource security as defined by Bloomberg (the “Index Provider” or “Bloomberg”). The Index includes large- and mid-capitalization companies.
To be eligible for inclusion in the Index, a security must be a member of the Bloomberg Developed Markets North America Large, Mid & Small Index, which is a free float, market-cap weighted equity index. The Bloomberg North America Large, Mid & Small Index includes the largest companies that comprise 99% of total market capitalization in North America. Thereafter, only U.S. and Canadian listed securities are included.
Each company that is included in the Index must focus its primary business activities in the “Fuel”, “Aerospace and Defense”, “Agriculture”, “Nuclear”, and “Gold and Other Base and Precious Metals” (or “Gold”) sectors (collectively, the “Natural Resources and Security Sectors”). Companies within the Natural Resources and Security Sectors must be classified as: (i) Fuel, which includes issuers in the oil and gas sector, (ii) Aerospace, which includes companies in the aerospace and defense sector, (iii) Agriculture, which includes companies in the agriculture chemicals, agriculture producers, agricultural machinery sector, (iv) Nuclear, which includes issuers in the nuclear energy sector, and (v) Gold, which includes companies involved in mining of base and precious metals. The Index utilizes Bloomberg Industry Classification codes to determine sector classifications for the Fuel, Aerospace and Defense, Agriculture, and Gold categories, and the Nuclear BI Theme Basket for the Nuclear category.
Bloomberg identifies companies that are within each Natural Resources and Security Sector and those companies are ranked based on issuer free float market capitalization. Each of the five Natural Resources and Security Sectors are equal-weighted (20% each) at the time of rebalance. Within each Natural Resources and Security Sector, the top 10 issuers based on free float market capitalization are selected for inclusion in the Index. Thereafter, each security’s weight is determined by dividing its free float market capitalization by the sum of the free float market capitalizations of all securities in the Index. The Index has approximately 50 constituents. The components of the Index are likely to change over time.
As of July 31, 2023, the Index had the following exposures to each Natural Resources and Security Sector: 19.54% in Fuel, 19.28% in Aerospace, 20.95% in Agriculture, 20.00% in Nuclear and 20.23% in Gold. As of July 31, 2023, the Index had 51 constituents and represented approximately 3.77% of the total market value of the Bloomberg World Aggregate Index. As of July 31, 2023, the range of market capitalizations of issuers included in the Index was $429.3 billion to $3.2 billion.
The Index is calculated as a total return index in U.S. dollars. The Index is normally rebalanced on a quarterly basis in March, June, September, and December. The Fund is also rebalanced in March, June, September, and December.
Strive Asset Management, LLC (the “Sub-Adviser”) uses a “passive” or indexing approach to try to achieve the Fund’s investment objective. Unlike many investment companies, the Fund does not try to “beat” the index it tracks and does not seek temporary defensive positions when markets decline or appear overvalued.
Indexing may eliminate the chance that the Fund will substantially outperform the Index but also may reduce some of the risks of active management, such as poor security selection. Indexing seeks to achieve lower costs and better after-tax performance by aiming to keep portfolio turnover low in comparison to actively managed investment companies.
Under normal circumstances, at least 80% of the Fund’s net assets, plus the amount of any borrowings for investment purposes will be invested in the Natural Resources and Security Sectors.
The Fund will generally use a “replication” strategy to seek to achieve its investment objective, meaning the Fund will invest in all of the component securities of the Index in the same approximate proportions as in the Index, but may, when the Sub-Adviser believes it is in the best interests of the Fund, use a “representative sampling” strategy, meaning the Fund may invest in a sample of the securities in the Index whose risk, return and other characteristics closely resemble the risk, return and other characteristics of the Index as a whole.
The Fund will be considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund.
The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Index is concentrated.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	Under normal circumstances, at least 80% of the Fund’s net assets, plus the amount of any borrowings for investment purposes will be invested in the Natural Resources and Security Sectors.
Supplement Closing [Text Block]	ck0001592900_SupplementClosingTextBlock	Please retain this Supplement for future reference.
Strive Natural Resources and Security ETF | Strive FAANG 2.0 ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	FTWO